Debt, Long-term debt (Details) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Senior Notes due 2017, $2,250 million, 8.0% [Member] USD ($)	Dec. 31, 2011 Senior Notes due 2017, $2,250 million, 8.0% [Member] USD ($)	Dec. 31, 2012 Senior Notes due 2017, Euro 375 million, 8.0% [Member] USD ($)	Dec. 31, 2012 Senior Notes due 2017, Euro 375 million, 8.0% [Member] EUR (€)	Dec. 31, 2011 Senior Notes due 2017, Euro 375 million, 8.0% [Member] USD ($)	Dec. 31, 2011 Senior Notes due 2017, Euro 375 million, 8.0% [Member] EUR (€)	Dec. 31, 2012 Senior Notes due 2018, $3,240 million, 11.0% [Member] USD ($)	Dec. 31, 2011 Senior Notes due 2018, $3,240 million, 11.0% [Member] USD ($)	Dec. 31, 2012 Senior Notes due 2019, $2,000 million, 5.0% [Member] USD ($)	Dec. 31, 2011 Senior Notes due 2019, $2,000 million, 5.0% [Member] USD ($)	Dec. 31, 2012 Senior Notes due 2021, $1,000 million, 6.0% [Member] USD ($)	Dec. 31, 2011 Senior Notes due 2021, $1,000 million, 6.0% [Member] USD ($)	Dec. 31, 2012 Senior Notes due 2024, $1,000 million, 5.75% [Member] USD ($)	Dec. 31, 2011 Senior Notes due 2024, $1,000 million, 5.75% [Member] USD ($)	Dec. 31, 2012 Guaranteed Notes due 2027, $300 million, 8.1% [Member] USD ($)	Dec. 31, 2011 Guaranteed Notes due 2027, $300 million, 8.1% [Member] USD ($)	Dec. 31, 2012 Other long-term debt [Member] USD ($)	Dec. 31, 2011 Other long-term debt [Member] USD ($)	Dec. 31, 2012 Total long-term debt including current maturities [Member] USD ($)	Dec. 31, 2011 Total long-term debt including current maturities [Member] USD ($)	Dec. 31, 2012 Current maturities [Member] USD ($)	Dec. 31, 2011 Current maturities [Member] USD ($)	Dec. 31, 2012 Total long-term debt [Member] USD ($)	Dec. 31, 2011 Total long-term debt [Member] USD ($)
Long-term debt [Line items]
Maturity year			2017	2017	2017	2017	2017	2017	2018	2018	2019	2019	2021	2021	2024	2024	2027	2027
Face amount			$ 2,250	$ 2,250		€ 375		€ 375	$ 3,240	$ 3,240	$ 2,000	$ 2,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 300	$ 300
Stated Interest rate (in hundredths)			8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	11.00%	11.00%	5.00%	5.00%	6.00%	6.00%	5.75%	5.75%	8.10%	8.10%
Long-term debt			0	619	0		134		0	1,922	2,000	0	1,000	1,000	1,000	0	300	300	5	9	4,305	3,984
Long-term debt, current portion	(1)	(4)																					(1)	(4)
Long-term debt, noncurrent portion	$ 4,304	$ 3,980																							$ 4,304	$ 3,980